Shareholder Report, Average Annual Return (Details) 74200175000_Franklin Retirement Advantage Plus 2050 Fund_Class R3_TSR Annual {Class R3}	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
Average Annual Return, Percent	12.04%	7.56%	9.39%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	2.71%	(0.40%)	1.35%
S&P Target Date To 2050 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2050 Index
Average Annual Return, Percent	19.95%	9.57%	10.86%